Consolidated Statement of Cash Flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit for the period	₽ 13,536	₽ 12,570	₽ 8,832
Less loss after tax for the period from discontinued operations, net			426
Profit for the period from continuing operations	13,536	12,570	9,258
Adjustments to reconcile profit from continuing operations to net cash provided by operating activities:
Depreciation of property, plant and equipment	12,454	12,555	11,813
Amortisation of mineral licenses and other intangible assets	1,405	1,672	1,901
Foreign exchange (gain) loss, net	25,775	(4,237)	(25,947)
Deferred income tax (benefit) expense	(2,596)	(3,401)	5,104
Allowance for expected credit losses on financial assets	940	332	758
Write-off of trade and other receivables	2	109	113
Write-off of inventories to net realisable value	1,162	470	364
Revision in estimated cash flows of rehabilitation provision	(38)		(375)
Loss on write-off of non-current assets	859	321	1,953
Impairment of goodwill and other non-current assets	7,222	6,081	5,202
Net result from disposal of non-current assets	(128)	21	57
Gain on sale of investments		(2)	(186)
Gain on restructuring and forgiveness of trade and other payables and write-off of trade and other payables with expired legal term	(425)	(963)	(115)
Effect of pension obligations	548	(33)	(171)
Finance income	(34,056)	(633)	(1,176)
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	42,052	47,610	54,240
VEB commissions write-off			1,411
Gain on royalty and other proceeds associated with disposal of Bluestone	(3)	(474)	(121)
Provisions for legal claims, taxes and other provisions	4,940	4,222	1,246
Provision for non-recoverable advances to pension funds			408
Other	68	281	51
Changes in working capital items:
Trade and other receivables	1,354	(318)	(5,542)
Inventories	(7,858)	(4,508)	(1,070)
Trade and other payables	4,150	(3,435)	(4,259)
Advances received	485	625	588
Taxes payable and other liabilities	683	(158)	1,122
Other current assets	(851)	(895)	(883)
Income tax paid	(3,562)	(4,530)	(2,101)
Net operating cash flows from discontinued operations			(436)
Net cash provided by operating activities	68,118	63,282	53,207
Cash flows from investing activities
Loans issued and other investments		(525)	(133)
Interest received	188	165	128
Royalty and other proceeds associated with disposal of Bluestone	3	474	103
Proceeds from disposal of subsidiaries, net of cash disposed		94	145
Purchases of available for sale securities			(4)
Proceeds from loans issued and other investments	9	144	31
Proceeds from disposals of property, plant and equipment	215	328	285
Purchases of property, plant and equipment	(5,472)	(6,460)	(4,742)
Purchases of intangible assets	(150)	(771)
Interest paid, capitalized	(440)	(587)	(782)
Net cash used in investing activities	(5,647)	(7,138)	(4,969)
Cash flows from financing activities
Proceeds from loans and borrowings, including proceeds from factoring arrangement of RUB 918 million, RUB 272 million and nil for the periods ended December 31, 2018, 2017 and 2016, respectively	76,504	23,200	4,002
Repayment of loans and borrowings, including payments from factoring arrangement of RUB 435 million, RUB 1,123 million and RUB 2,625 million for the periods ended December 31, 2018, 2017 and 2016, respectively	(97,269)	(35,033)	(42,322)
Repayment of other current financial liabilities	(442)
Dividends paid to shareholders of Mechel PAO	(1,386)	(856)	(5)
Dividends paid to non-controlling interest	(8)	(122)	(2)
Interest paid, including fines and penalties	(33,308)	(31,948)	(33,872)
Acquisition of non-controlling interests in subsidiaries	0	(3,358)	0
Proceeds from sales of 49% stakes in Elga coal complex, with put-option granted			34,300
Repayment of obligations under finance lease	(2,780)	(3,513)	(3,238)
Deferred payments for acquisition of assets	(629)	(455)
Deferred consideration paid for the acquisition of subsidiaries in prior periods	(3,968)	(3,652)	(4,732)
Net cash used in financing activities	(63,286)	(55,737)	(45,869)
Foreign exchange loss (gain) on cash and cash equivalents, net	63	(637)	(1,807)
Allowance for expected credit losses on cash and cash equivalents	(91)
Net (decrease) increase in cash and cash equivalents	(843)	(230)	562
Cash and cash equivalents at beginning of period	2,452	1,689	3,079
Cash and cash equivalents, net of overdrafts at beginning of period	1,223	1,453	891
Cash and cash equivalents at end of period	1,803	2,452	1,689
Cash and cash equivalents, net of overdrafts at end of period	₽ 380	₽ 1,223	₽ 1,453